Provisions - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Beginning balance	$ 12,593	$ 10,364
Liabilities incurred	505	673
Acquisitions		1,242
Change in discount rate	871	515
Changes in estimates	(974)	565
Liabilities settled	(751)	(529)
Accretion	592	532
Asset disposals		(17)
Divestments		(757)
Foreign exchange	53	5
Ending balance	12,889	12,593
Decommissioning and restoration provision
Provisions
Beginning balance	11,931	9,901
Liabilities incurred	339	212
Acquisitions		1,242
Change in discount rate	871	515
Changes in estimates	(1,007)	688
Liabilities settled	(488)	(390)
Accretion	592	532
Asset disposals		(17)
Divestments		(757)
Foreign exchange	33	5
Ending balance	12,271	11,931
Total undiscounted amount of estimated future cash flows required	$ 21,500	$ 23,500
Weighted average credit adjusted risk free interest rate	4.80%	5.20%
Decommissioning and restoration provision settlement term	50 years
Royalties
Provisions
Beginning balance	$ 290	$ 182
Liabilities incurred	78	134
Changes in estimates	1
Liabilities settled	(89)	(26)
Ending balance	280	290
Other
Provisions
Beginning balance	372	281
Liabilities incurred	88	327
Changes in estimates	32	(123)
Liabilities settled	(174)	(113)
Foreign exchange	20
Ending balance	338	$ 372
Funding commitment for the Varennes equity investment	$ 80